Acquisition and Business Combination (Details Textual) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Jan. 08, 2019 USD ($) $ / shares	Aug. 13, 2018	Jan. 08, 2019 $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Mar. 31, 2018 $ / shares	Mar. 07, 2018 USD ($)	Jan. 31, 2018 £ / shares
Acquisition and Business Combination (Textual)
Market price of per share | (per share)				$ 34.03	$ 51.47		$ 25.76		£ 10.00
Net losses from acquired operations				$ 2.9	$ 1.9
Acquisition costs					$ 0.1
Fair value of warrants				2.5
Fair value of the vested portion				7.4
Investment in convertible notes						$ 1.9		$ 1.9
SalvaRx [Member]
Acquisition and Business Combination (Textual)
Business combination acquisition percentage		100.00%
Exchange of common stock | shares					8,050,701
Cash consideration from issuance of shares	$ 92.6
Market price of per share | $ / shares	$ 11.50		$ 11.50
Acquisition of shares, description		In connection with the SalvaRx Acquisition, the Company acquired SalvaRx's five invested entities and subsidiaries: iOx and Saugatuck (consolidated subsidiary with non-controlling interest), Intensity (investment in private company (see Note 9), Nekonal (joint venture with no fair value due to a dispute with Nekonal, see below), and Rift (no fair value as operations are discontinued). In connection with the SalvaRx Acquisition, the Company also acquired an option from Nekonal SARL that gives SalvaRx the right to acquire shares in Nekonal for €50 ($55 USD) per share for four years. On January 8, 2019, the acquisition date, the fair value of option was determined to be $0 due to a dispute with Nekonal.
SalvaRx Group plc. [Member]
Acquisition and Business Combination (Textual)
Business combination acquisition percentage	100.00%		100.00%
Exchange of common stock | shares			8,050,701
Fair value of warrants				$ 2.5